LONG-TERM DEBT - LMATT Series 2.2024, Inc. Market-Indexed Notes (Details) - USD ($)	Mar. 31, 2022	Jun. 30, 2023	Dec. 31, 2022	Sep. 16, 2022
Debt Instrument [Line Items]
Assets		$ 277,334,437	$ 59,094,847
Fair value
Debt Instrument [Line Items]
Long-term debt, fair value		66,165,396	28,249,653
LMATT Series 2.2024, Inc. | Market-indexed notes
Debt Instrument [Line Items]
Face amount				$ 2,333,391
Upside performance participation cap				120.00%
Market downturn protection percentage				20.00%
Note reduction ratio for losses below threshold	1.00%
LMATT Series 2.2024, Inc. | Market-indexed notes | Asset Pledged as Collateral
Debt Instrument [Line Items]
Assets		3,331,872
LMATT Series 2.2024, Inc. | Market-indexed notes | Fair value
Debt Instrument [Line Items]
Long-term debt, fair value		$ 3,446,527	$ 2,354,013
LMATT Series 2.2024, Inc.
Debt Instrument [Line Items]
Ownership percentage				100.00%